Annual Total Returns- Thrivent Aggressive Allocation Fund (Class A) [BarChart] - Class A - Thrivent Aggressive Allocation Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.66%)	12.61%	26.76%	5.81%	(0.86%)	9.65%	20.93%	(6.89%)	24.46%	16.41%